Selected Statement of Operations Data	12 Months Ended
Dec. 31, 2016
Selected Statement of Operations Data [Abstract]
SELECTED STATEMENT OF OPERATIONS DATA

NOTE 10 - SELECTED STATEMENT OF OPERATIONS DATA

a.        Revenues:

1)	The Company's revenues derive from sale of software products in one operating segment. The Company has two product lines: (i) product line “A” - billing and customer care solutions for service providers; and (ii) product line “B” - call accounting and call management solutions for enterprises. Revenues from Sentori and Omni product lines are included in product line “A”.

The following table sets forth the revenues classified by product lines:

	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands

Product line “A”	$14,544	$16,567	$20,990
Product line “B”	3,508	4,361	4,030
	$18,052	$20,928	$25,020

2)	The following table sets forth the geographical revenues classified by geographical location of the customers:

	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands

United States	$12,711	$11,292	$14,411
United Kingdom	589	904	763
Rest of Europe	2,744	5,793	6,402
Israel	880	1,417	2,256
Other	1,128	1,522	1,188
	$18,052	$20,928	$25,020

Property and equipment - by geographical location:

	December 31,
	2 0 1 6	2 0 1 5
	U.S. dollars in
	thousands

Israel	$119	$182
Romania	378	407
United States	1	2
	$498	$591

b.        Research and development expenses:

	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands

Payroll and related expenses	$2,682	$2,148	$3,614
Rent and related expenses	330	321	367
Depreciation and amortization	53	72	114
Subcontracting	307	202	189
Other	145	200	255
	$3,517	$2,943	$4,539

c.        Selling and marketing expenses:

	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands

Payroll and related expenses	$911	$949	$963
Depreciation and amortization	5	4	3
Travel and conventions	71	123	79
Other	118	97	95
	$1,105	$1,173	$1,140

d.        General and administrative expenses:

	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands

Payroll and related expenses	$1,039	$923	$1,298
Depreciation and amortization	18	19	17
Insurance	50	55	65
Office expenses	69	68	99
Professional services	242	276	269
Allowance for doubtful accounts and bad debts	(245)	245	-
Other	220	180	186
	$1,393	$1,766	$1,934

e.	Financial income (expense) - net:

	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$49	$54	$151
Non-dollar currency gains - net	69	-	-
Income from marketable securities	143	102	148
Realized gain from sale of available-for-sale securities	-	-	38
Interest on available for sale securities	58	59	33
	319	215	370
Expenses:
Non-dollar currency losses - net	(56)	(315)	(663)
Realized loss from sale of available-for-sale securities	(84)	-	-
Bank commissions and charges	(13)	(14)	(13)
	(153)	(329)	(676)

	$166	$(114)	$(306)

f.	Earnings per ordinary share (“EPS”):

The following table sets forth the computation of the Company’s basic and diluted net loss per share of common stock:

	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	U.S. dollars in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,234	19,183	18,949
Add - incremental shares from assumed exercise of options	73	100	83

Weighted average number of shares used in computation of diluted EPS	19,307	19,283	19,032

In the years ended December 31, 2016, 2015 and 2014, options that their effect was anti-dilutive, were not taken into account in computing the diluted EPS.

The number of options that could potentially dilute EPS in the future and were not included in the computation of diluted EPS is 489,500 options, 708,000 options and 636,000 options, for the years ended December 31, 2016, 2015 and 2014 respectively.